Net other non-operating income (Tables)	12 Months Ended
Dec. 31, 2018
Net other non-operating income [Abstract]
Net other non-operating income

Other non-operating income and other non-operating expense for the years ended December 31, 2016, 2017 and 2018 are as follows:

	2016		2017	2018
Other non-operating income
Gain on sale of assets:
Property and equipment	~~W~~	3,343	5,278	12,611
Investment property		2,668	219	4,783
Assets held for sale		—	22,748	—
Lease assets		272	605	1,153
Others		95	125	—

		6,378	28,975	18,547

Gain on sale of Investments in associates		5,218	8,891	17,427
Others:
Rental income on investment property		27,852	33,023	32,488
Reversal of impairment losses on intangible asset		301	91	62
Gain from assets contributed		53	1,067	77
Others		104,563	67,535	49,276

		132,769	101,716	81,903

		144,365	139,582	117,877

Other non-operating expense
Loss on sale of assets:
Property and equipment		(2,811)	(2,642)	(3,082)
Investment property		(248)	(1,627)	(2,958)
Lease assets		(2,429)	(1,282)	(3,964)
Others		(118)	(149)	(3)

		(5,606)	(5,700)	(10,007)

Loss on sale of investments in associates		(3,315)	(1,332)	(11,546)
Impairment loss on investments in associates		(7,339)	(144)	(5,849)

		(10,654)	(1,476)	(17,395)

Others:
Donations		(19,367)	(140,243)	(88,650)
Depreciation of investment properties		(19,588)	(16,095)	(16,917)
Impaired loss on property and equipment		(2,204)	(16)	—
Impaired loss on intangible assets		(3,411)	(271)	(771)
Write-off of intangible assets		(966)	(1,210)	(1,537)
Collecting of written-off expenses		(4,379)	(7,162)	(6,048)
Others		(26,355)	(20,220)	(26,844)

		(76,270)	(185,217)	(140,767)

		(92,530)	(192,393)	(168,169)

Net other non-operating income (loss)	~~W~~	51,835	(52,811)	(50,292)